Employee Benefits - Summary of Information Regarding PEMEX's Retirement and Post-Employment Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,258,436,122
Plan assets at the beginning of year	8,485,692
Company contributions to the fund	63,235,620
Actuarial (gains) losses in other comprehensive results due to:
Pension plan assets at the end of year	7,200,471	$ 8,485,692
Defined benefit liabilities at end of year	1,080,542,046	1,258,436,122
Plan assets [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,249,557,999	1,212,114,331
Plan assets at the beginning of year	8,485,692	9,489,666
Recognition of the modifications in pensions plan	2,782,151	(6,609,657)
Return on plan assets	862,175	902,550
Current Service cost	18,365,156	19,762,661
Payments by the pension fund	(56,834,688)	(54,312,270)
Company contributions to the fund	55,653,892	51,952,559
Actuarial (gains) losses in plan assets	(653,583)	453,187
Actuarial (gains) losses in other comprehensive results due to:
Effect of the liability ceiling	(313,017)
Pension plan assets at the end of year	7,200,471	8,485,692
Remeasurements	2,139	(1,471)
Defined benefit liabilities at end of year	1,074,233,038	1,249,557,999
Retirement And Post Employment Benefits [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,241,072,307	1,202,624,665
Recognition of the modifications in pensions plan		8,327
Current Service cost	20,819,804	13,079,341
Net interest	97,571,478	95,402,917
Defined benefits paid by the fund	(5,547,170)	(5,105,669)
Actuarial (gains) losses in other comprehensive results due to:
Change in financial assumptions	(214,105,342)	47,182,448
Change in demographic assumptions	(71,958,462)	(70,012,604)
For experience during the year	53,779,484	10,272,231
In plan assets during the year	646,318	(453,206)
Effect of the liability ceiling	(279,674)
Transfer to Long-term Benefits	410,775
Remeasurements	2,146	26,417
Contributions paid to the fund	(55,653,892)	(51,952,560)
Defined benefit liabilities at end of year	$ 1,067,317,120	$ 1,241,072,307